Note 9 - Lease Obligations (Tables)	12 Months Ended
Nov. 30, 2015
Leases, Capital [Abstract]
Schedule of Future Minimum Lease Payments [Table Text Block]
Year ending November 30,	Capital Lease	Operating Lease
	$	$

2016	23,366	152,072
2017	16,322	179,736
2018	-	179,736
2019	-	179,736
2020	-	179,736
	39,688	871,016
Less: amounts representing interest at 14%	3,568	-
	36,120	871,016
Less: current portion	20,460	179,736
Balance, long-term portion	15,660	691,280